Shareholder Report, Average Annual Return (Details)			12 Months Ended		60 Months Ended	94 Months Ended	113 Months Ended	120 Months Ended
	Aug. 19, 2016	Jan. 19, 2015	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000060523
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NexPoint Event Driven Fund, Class Z Shares
C000171611
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NexPoint Merger Arbitrage Fund, Class Z Shares
Without Sales Load [Member] | C000060521
Average Annual Return [Line Items]
Average Annual Return, Percent			8.10%		2.03%			1.29%
Without Sales Load [Member] | C000060522
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%		1.38%			0.66%
Without Sales Load [Member] | C000060523
Average Annual Return [Line Items]
Average Annual Return, Percent			8.51%		2.40%			1.66%
Without Sales Load [Member] | C000171609
Average Annual Return [Line Items]
Average Annual Return, Percent			7.56%		5.35%	5.49%
Without Sales Load [Member] | C000171610
Average Annual Return [Line Items]
Average Annual Return, Percent			6.92%		4.66%	4.81%
Without Sales Load [Member] | C000171611
Average Annual Return [Line Items]
Average Annual Return, Percent			7.95%		5.72%		5.80%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent			2.63%		(0.23%)			1.35%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent			2.63%		(0.23%)			1.35%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent			2.63%		(0.23%)			1.35%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent			2.63%		(0.23%)	0.68%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent			2.63%		(0.23%)	0.68%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent			2.63%		(0.23%)		1.07%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index (Gross) (USD)
Average Annual Return, Percent			24.56%		15.05%			12.86%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index (Gross) (USD)
Average Annual Return, Percent			24.56%		15.05%			12.86%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index (Gross) (USD)
Average Annual Return, Percent			24.56%		15.05%			12.86%